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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

      Report for the Calendar Year or Quarter Ended:  September 30, 2000
      Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one):
                  [ ] is a restatement.
                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:                   Lipper Convertibles, L.P.
      Address:                101 Park Avenue, 6th Floor
                              New York, New York 10178
      Form 13F File Number:   28-6108

            The institutional investment manager filing this report and the attachment hereto and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on behalf of Reporting Manager:
      Name:       Abraham Biderman
      Title:      Executive Vice President
      Phone:      (212) 883-6333

Signature, Place and Date of Signing:
      /s/ Abraham Biderman    New York, New York           November 14, 2000

Report Type (Check only one):

      [_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

      [X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

      [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
Form 13F File Number:   28-6106
Name:                   Kenneth Lipper

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ATTACHMENT

The Section 13(f) securities positions of Lipper Convertibles, L.P. ("Lipper Convertibles") are reported on the Form 13F-HR report filed by Kenneth Lipper ("K. Lipper"), who is the majority shareholder of Lipper & Company, Inc. ("Lipper Inc."), which is the manager of Lipper Holdings, LLC ("Lipper Holdings"), which is the general partner of Lipper Convertibles. K. Lipper is also the holder of a majority of the member interests of Lipper Holdings. As majority shareholder of Lipper Inc. and majority member of Lipper Holdings, K. Lipper does not exercise direct investment discretion with respect to any
Section 13(f) securities over which Lipper Convertibles exercises direct investment discretion. To the extent, however, that K. Lipper's interest in Lipper Convertibles may give rise to a filing obligation on behalf of K. Lipper under Section 13(f) of the Securities Exchange Act of 1934, as amended, and the regulations promulgated thereunder, the information that Lipper Convertibles is required to file by Section 13(f) and the regulations promulgated thereunder is included in the Form 13F-HR report filed by K. Lipper.

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